9. Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2018
Borrowed Funds
Outstanding advances
	2018	2017
Long-Term Advances(1)
FHLBB term advance, 0.00%, due February 26, 2021	$350,000	$350,000
FHLBB term advance, 0.00%, due November 22, 2021	1,000,000	1,000,000
FHLBB term advance, 0.00%, due June 9, 2022	0	2,000,000
FHLBB term advance, 0.00%, due September 22, 2023	200,000	200,000
	$1,550,000	$3,550,000

(1)	As of December 31, 2017, the Company had borrowed a total of $3,550,000 under the FHLBB’s JNE program, a program dedicated to supporting job growth and economic development throughout New England. The FHLBB is providing a subsidy, funded by the FHLBB’s earnings, to write down interest rates to zero percent on JNE advances that finance qualifying loans to small businesses. JNE advances must support small business in New England that create and/or retain jobs, or otherwise contribute to overall economic development activities. During the second quarter of 2018, the Company repaid a $2.0 million advance because the “qualifying loan” did not close as intended.